UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2011

Vincent P. Corti
AMCAP Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

November 30, 2011
unaudited

Common stocks — 90.80%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.92%
Microsoft Corp.	25,041,100	$640,551
Apple Inc.1	1,440,000	550,368
Yahoo! Inc.1	21,459,900	337,135
Oracle Corp.	9,120,000	285,912
Texas Instruments Inc.	7,870,000	236,887
Corning Inc.	16,387,836	217,467
Accenture PLC, Class A	3,250,000	188,272
MasterCard Inc., Class A	500,000	187,275
QUALCOMM Inc.	2,917,000	159,852
Hewlett-Packard Co.	4,350,000	121,582
Automatic Data Processing, Inc.	2,375,000	121,339
Trimble Navigation Ltd.1	2,790,000	120,193
Rovi Corp.1	3,940,000	109,335
FactSet Research Systems, Inc.	1,123,000	104,697
eBay Inc.1	3,250,000	96,167
Cisco Systems, Inc.	5,085,300	94,790
EMC Corp.1	3,950,000	90,889
Logitech International SA1,2	11,000,000	90,750
Autodesk, Inc.1	2,660,000	90,626
Avago Technologies Ltd.	2,400,000	71,808
SuccessFactors, Inc.1	2,710,000	69,376
Visa Inc., Class A	700,000	67,879
FLIR Systems, Inc.	2,327,200	62,509
KLA-Tencor Corp.	1,083,000	49,926
Maxim Integrated Products, Inc.	1,375,000	35,269
Linear Technology Corp.	1,050,000	32,162
NetApp, Inc.1	750,000	27,623
Applied Materials, Inc.	2,535,100	27,328
MediaTek Inc.3	2,750,000	26,140
Xilinx, Inc.	496,900	16,254
Digital River, Inc.1	14,986	240
		4,330,601

HEALTH CARE — 18.36%
Biogen Idec Inc.1	4,551,116	523,151
Gilead Sciences, Inc.1	9,874,600	393,503
Medco Health Solutions, Inc.1	6,765,978	383,428
St. Jude Medical, Inc.	7,280,000	279,843
Endo Pharmaceuticals Holdings Inc.1,2	7,578,000	259,395
Amgen Inc.	4,405,000	255,094
Hologic, Inc.1,2	13,774,100	242,562
McKesson Corp.	2,250,000	182,947
Forest Laboratories, Inc.1	5,830,000	174,667
BioMarin Pharmaceutical Inc.1	4,505,000	155,963
Stryker Corp.	2,917,000	142,437
Abbott Laboratories	2,450,000	133,648
Alexion Pharmaceuticals, Inc.1	1,875,000	128,738
Edwards Lifesciences Corp.1	1,726,600	114,007
Medtronic, Inc.	3,000,000	109,290
Thermo Fisher Scientific Inc.1	1,948,900	92,086
Zimmer Holdings, Inc.1	1,719,000	86,895
Allergan, Inc.	954,600	79,919
Life Technologies Corp.1	1,903,600	73,726
Alere Inc.1	2,487,000	58,171
Illumina, Inc.1	1,998,100	55,587
VCA Antech, Inc.1	1,882,984	37,019
Boston Scientific Corp.1	2,547,890	15,033
ZOLL Medical Corp.1	245,000	11,277
NuVasive, Inc.1	225,000	3,105
		3,991,491

CONSUMER DISCRETIONARY — 15.69%
DIRECTV, Class A1	12,605,000	595,208
Comcast Corp., Class A	12,013,900	272,355
Kohl’s Corp.	5,315,000	285,947
Johnson Controls, Inc.	8,145,000	256,405
News Corp., Class A	11,850,000	206,664
Garmin Ltd.	5,399,000	197,549
YUM! Brands, Inc.	3,361,000	188,350
Tractor Supply Co.	2,300,000	166,129
NIKE, Inc., Class B	1,625,000	156,293
Time Warner Inc.	4,433,333	154,369
Harley-Davidson, Inc.	4,065,000	149,470
Time Warner Cable Inc.	2,095,613	126,743
Bed Bath & Beyond Inc.1	2,000,000	121,020
Amazon.com, Inc.1	449,000	86,338
Best Buy Co., Inc.	3,000,000	81,270
JCDecaux SA1,3	2,860,000	74,588
Urban Outfitters, Inc.1	2,500,000	67,450
DreamWorks Animation SKG, Inc., Class A1	3,300,000	61,281
Texas Roadhouse, Inc.	4,557,200	61,021
Lowe’s Companies, Inc.	2,000,000	48,020
P.F. Chang’s China Bistro, Inc.	800,000	24,264
Harman International Industries, Inc.	537,686	22,206
Staples, Inc.	494,095	7,120
		3,410,060

INDUSTRIALS — 9.03%
Precision Castparts Corp.	1,990,300	327,902
Union Pacific Corp.	2,720,600	281,337
United Technologies Corp.	2,550,000	195,330
United Parcel Service, Inc., Class B	2,630,000	188,703
CSX Corp.	7,884,500	171,173
Verisk Analytics, Inc., Class A1	3,775,000	148,282
Southwest Airlines Co.	11,885,000	99,596
Serco Group PLC3	12,550,000	97,140
MITIE Group PLC2,3	22,902,000	93,066
General Dynamics Corp.	1,180,000	77,951
Landstar System, Inc.	1,350,000	62,465
MSC Industrial Direct Co., Inc., Class A	865,000	60,143
Robert Half International Inc.	1,700,000	45,033
Rockwell Collins, Inc.	703,907	38,644
W.W. Grainger, Inc.	200,600	37,492
Mine Safety Appliances Co.	438,400	15,440
Iron Mountain Inc.	470,000	14,274
Corrections Corporation of America1	441,145	9,264
		1,963,235

FINANCIALS — 7.49%
JPMorgan Chase & Co.	8,500,000	263,245
Wells Fargo & Co.	9,080,000	234,809
Capital One Financial Corp.	4,245,700	189,613
PNC Financial Services Group, Inc.	2,595,000	140,675
American Express Co.	2,791,300	134,094
State Street Corp.	3,169,200	125,659
Arthur J. Gallagher & Co.	3,525,000	109,204
BB&T Corp.	3,500,000	81,095
Hudson City Bancorp, Inc.	12,700,000	70,993
AFLAC Inc.	1,600,000	69,504
Cullen/Frost Bankers, Inc.	1,250,000	63,212
Bank of New York Mellon Corp.	3,203,900	62,348
Zions Bancorporation	3,487,000	56,106
City National Corp.	448,600	19,030
East West Bancorp, Inc.	350,000	6,849
		1,626,436

ENERGY — 7.34%
EOG Resources, Inc.	3,548,000	368,070
Schlumberger Ltd.	3,966,940	298,830
FMC Technologies, Inc.1	4,450,000	233,002
Apache Corp.	1,628,000	161,888
Devon Energy Corp.	2,442,000	159,853
Chevron Corp.	1,000,000	102,820
ConocoPhillips	1,035,000	73,816
Southwestern Energy Co.1	1,825,000	69,441
Murphy Oil Corp.	700,000	39,144
Ultra Petroleum Corp.1	750,000	26,408
BG Group PLC3	1,180,000	25,324
Exxon Mobil Corp.	260,000	20,914
Range Resources Corp.	185,000	13,266
Baker Hughes Inc.	115,000	6,280
		1,599,056

CONSUMER STAPLES — 4.62%
CVS/Caremark Corp.	7,350,000	285,474
Philip Morris International Inc.	2,500,000	190,600
PepsiCo, Inc.	1,597,981	102,271
L’Oréal SA3	850,000	91,969
Whole Foods Market, Inc.	1,132,000	77,089
Ralcorp Holdings, Inc.1	903,700	73,489
Costco Wholesale Corp.	690,000	58,857
Avon Products, Inc.	2,980,000	50,660
Altria Group, Inc.	1,750,000	50,207
Colgate-Palmolive Co.	257,700	23,580
		1,004,196

MATERIALS — 2.34%
AptarGroup, Inc.	2,356,000	119,661
Monsanto Co.	1,400,000	102,830
Praxair, Inc.	901,531	91,956
Scotts Miracle-Gro Co., Class A	1,800,000	79,362
Barrick Gold Corp.	1,417,104	74,937
Valspar Corp.	1,034,300	38,145
AK Steel Holding Corp.	784,400	6,636
		513,527

TELECOMMUNICATION SERVICES — 1.96%
MetroPCS Communications, Inc.1	16,814,500	140,905
tw telecom inc.1	6,500,000	122,135
Crown Castle International Corp.1	2,480,200	104,962
United States Cellular Corp.1	734,300	32,104
Telephone and Data Systems, Inc., special common shares	1,066,300	26,220
		426,326

MISCELLANEOUS — 4.05%
Other common stocks in initial period of acquisition		880,435

Total common stocks (cost: $15,796,842,000)		19,745,363

Convertible securities — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	4,600	704

Total convertible securities (cost: $230,000)		704

	Principal amount
Short-term securities — 9.07%	(000)

Federal Home Loan Bank 0.10%–0.25% due 2/10–8/1/2012	$396,283	396,170
Freddie Mac 0.11%–0.28% due 12/7/2011–10/1/2012	316,037	315,981
Fannie Mae 0.04%–0.23% due 12/2/2011–8/20/2012	302,140	302,056
Coca-Cola Co. 0.09%–0.16% due 12/1/2011–2/22/20124	204,850	204,826
Straight-A Funding LLC 0.19% due 2/13–2/21/20124	190,400	190,328
Federal Farm Credit Banks 0.12%–0.28% due 1/26–2/23/2012	123,000	122,993
Jupiter Securitization Co., LLC 0.14%–0.22% due 12/15/2011–2/17/20124	105,800	105,755
Walt Disney Co. 0.06% due 12/1/20114	75,000	75,000
U.S. Treasury Bills 0.146%–0.155% due 5/3/2012	71,945	71,936
CAFCO, LLC 0.27% due 12/2–12/6/2011	50,000	49,999
Variable Funding Capital Company LLC 0.25% due 1/17/20124	50,000	49,983
Google Inc. 0.05% due 12/19/20114	30,000	29,999
NetJets Inc. 0.06% due 1/5/20124	30,000	29,998
IBM Corp. 0.05% due 1/11/20124	15,000	14,999
Emerson Electric Co. 0.07% due 12/7/20114	12,900	12,900

Total short-term securities (cost: $1,972,503,000)		1,972,923

Total investment securities (cost: $17,769,575,000)		21,718,990
Other assets less liabilities		26,442

Net assets		$21,745,432

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $469,519,000, which represented 2.16% of the net assets of the fund. This amount includes $468,815,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $713,788,000, which represented 3.28% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended November 30, 2011, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	11/30/2011
	shares	Additions	Reductions	shares	(000)	(000)

Endo Pharmaceuticals Holdings Inc.	4,700,000	2,878,000	—	7,578,000	$—	$259,395
Hologic, Inc.	14,374,100	—	600,000	13,774,100	—	242,562
MITIE Group PLC	22,902,000	—	—	22,902,000	1,823	93,066
Logitech International SA	—	11,000,000	—	11,000,000	—	90,750
					$1,823	$685,773

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$4,304,461	$26,140	*	$—	$4,330,601
Health care	3,991,491	—		—	3,991,491
Consumer discretionary	3,335,472	74,588	*	—	3,410,060
Industrials	1,773,029	190,206	*	—	1,963,235
Financials	1,626,436	—		—	1,626,436
Energy	1,573,732	25,324	*	—	1,599,056
Consumer staples	912,227	91,969	*	—	1,004,196
Materials	513,527	—		—	513,527
Telecommunication services	426,326	—		—	426,326
Miscellaneous	819,847	60,588	*	—	880,435
Convertible securities	—	704		—	704
Short-term securities	—	1,972,923		—	1,972,923
Total	$19,276,548	$2,442,442		$—	$21,718,990

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $468,815,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,742,193
Gross unrealized depreciation on investment securities	(792,782)
Net unrealized appreciation on investment securities	3,949,411
Cost of investment securities for federal income tax purposes	17,769,579

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-902-0112O-S29423

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 27, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 27, 2012